Financial Instruments and Risk Management - Summary of Carrying Amount and Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	$ 95,599	$ 53,109
Financial assets, Fair value	95,599	53,109
Financial liabilities, Carrying amount	5,501,975	5,377,713
Financial liabilities, Fair value	5,735,931	5,473,577
Other Non-Current Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	34,984	41,987
Financial assets, Fair value	34,984	41,987
Accounts and Other Receivables and Prepaid Expenses and Other Current Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	20,000	11,122
Financial assets, Fair value	20,000	11,122
Total Current
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	60,615	11,122
Financial assets, Fair value	60,615	11,122
Total Non-current
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	34,984	41,987
Financial assets, Fair value	34,984	41,987
Forward Foreign Currency Contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	40,615
Financial assets, Fair value	40,615
Financial liabilities, Carrying amount		39,797
Financial liabilities, Fair value		39,797
Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	5,501,975	5,335,925
Financial liabilities, Fair value	5,735,931	5,431,789
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		1,991
Financial liabilities, Fair value		1,991
Total current
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	374,607	494,568
Financial liabilities, Fair value	401,464	499,237
Total Non-current
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	5,127,368	4,883,145
Financial liabilities, Fair value	$ 5,334,467	$ 4,974,340